Property, Plant and Equipment - Q1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Property, plant and equipment consisted of the following at March 31, 2016 and December 31, 2015:

	March 31, 2016	December 31, 2015
Leasehold improvements	$2,542,044	$2,542,044
Computer equipment	762,977	754,502
Furniture and fixtures	452,696	452,696
	3,757,717	3,749,242
Less - accumulated depreciation	(3,343,869)	(3,299,417)
Property, plant and equipment, net	$413,848	$449,825

Property, plant and equipment consisted of the following at December 31, 2015 and 2014:

	2015	2014
Leasehold improvements	$2,542,044	$3,170,598
Computer equipment	754,502	669,782
Furniture and fixtures	452,696	488,807
	3,749,242	4,329,187
Less - accumulated depreciation	(3,299,417)	(3,497,251)
Property, plant and equipment, net	$449,825	$831,936